JPMorgan Investor Growth and Income Fund Average Annual Total Returns - R2 R3 R4 R5 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
BLOOMBERG US INTERMEDIATE AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	0.68%	2.06%
MSCI EAFE INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX(Reflects No Deduction for Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.28%	7.97%	9.33%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.82%	6.66%	8.60%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.38%	5.28%	6.94%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.75%	4.82%	6.42%